Debt - Schedule of Third Party Loans (Details) (10-K) (Parenthetical) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
Third-parties loans	$ 503,062	$ 424,191	$ 542,799